AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 12, 2001
       ------------------------------------------------------------------

                                                            FILE NOS.  033-35445
                                                                        811-6117


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 19

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 27

              ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE           DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY          MORGAN STANLEY DW INC.
OF NEW YORK                              1585 BROADWAY
3100 SANDERS ROAD, J5B                   NEW YORK, NEW YORK 10036
NORTHBROOK, ILLINOIS  60062

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
      X   on November 6, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Variable Annuity Account II under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding an optional rider ("Rider") to the Allstate New York Variable Annuity II contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 1, 2001, included in the Registration Statement. The Rider provides a reduced mortality and expense risk charge, a waiver of the contract maintenance charge under certain circumstances, an enhancement to the contract continuation option of a surviving spouse, and a new three year withdrawal charge schedule for existing and new purchase payments (with certain exceptions) withdrawn after the Rider is issued. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
              Allstate Life of New York Variable Annuity Account II

                   Supplement, dated November 1, 2001, to the
                Allstate New York Variable Annuity II Prospectus
                                dated May 1, 2001

This supplement describes an optional rider ("Rider") now available to eligible holders of Allstate New York Variable Annuity II contracts ("Contracts") offered by Allstate Life Insurance Company of New York. The Rider provides the following additional benefits under the Contracts:

o    a reduced mortality and expense risk charge;
o a permanent waiver of the contract maintenance charge for Contracts with Contract Value of $40,000 or more; and
o a "step up" of Contract Value to the amount of the death benefit if a surviving spouse elects to continue the Contract.

At the same time the Rider applies a new three year withdrawal charge schedule ("new schedule") to existing and new purchase payments (with certain exceptions) withdrawn after the date we issue the Rider ("Rider Date"). The withdrawal charges decline from 3% to 0% over three years. The Rider may not be appropriate for you if you expect to make a withdrawal within the first three years of the Rider Date.

Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Eligibility

You may elect the Rider at any time during the Accumulation Phase if on the date of application for the Rider:

     o the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

     o the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount not greater than 0.25% of the current Contract Value



Mortality and Expense Risk Charge

If you elect the Rider then, commencing on the Rider Date, we will reduce the maximum annualized mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Performance Death Benefit Option. (The 0.10% administrative expense charge remains unchanged under the Rider.)

Contract Maintenance Charge

If you elect the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

Contract Continuation By a Surviving Spouse

If the surviving spouse continues the Contract as described in the fourth paragraph under Death Benefit Payments on page 25 of the prospectus, the following provision applies:

     On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 4 p.m. Eastern Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

     o    Transfer   all  or  a  portion  of  the  excess   among  the  Variable
          Sub-Accounts;

     o    Transfer  all or a  portion  of the  excess  into the  Standard  Fixed
          Account; or

     o Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

     Any such transfer does not count towards the 12 transfers you can make each Contract year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.


New Withdrawal Charge

If you elect the Rider we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

---------------------------------------- ------------------------------------------ --------------------------------------
Existing Purchase Payments               New Purchase Payments

                                                                                    Withdrawal Charge (as a Percentage
                                                                                    of New or Existing Purchase Payments
                                                                                    Withdrawn)
---------------------------------------- ------------------------------------------ --------------------------------------
---------------------------------------- ------------------------------------------ --------------------------------------

                        Number of Complete Years Since We
Number of Complete Years Since the       Received the New Purchase Payment Being
Rider Date                               Withdrawn
---------------------------------------- ------------------------------------------ --------------------------------------
---------------------------------------- ------------------------------------------ --------------------------------------

                   0                                         0                                       3%
                   1                                         1                                       2%
                   2                                         2                                       1%
                   3+                                        3+                                      0%

---------------------------------------- ------------------------------------------ --------------------------------------

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge is 3% of your purchase payments.

Free Withdrawal Amount


If you elect the Rider you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is the greater of (1) all remaining purchase payments beyond the withdrawal period, or (2) up to 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

      4(c)   Form of Longevity Reward Rider



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended registration statement, and has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 12th day of October, 2001.


                            ALLSTATE LIFE OF NEW YORK
                           VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)


                            By: /s/MICHAEL J. VELOTTA
                           --------------------------
                           Michael J. Velotta
                           Vice President, Secretary and
                           General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following directors and officers of Allstate Life Insurance Company of New York on the 12th day of October, 2001.

*/THOMAS J. WILSON, II                   Director, President and Chief Executive
----------------------                   Officer (Principal Executive Officer)
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                   Director, Vice President, Secretary and
----------------------                   General Counsel
Michael J. Velotta

*/MARCIA D. ALAZRAKI                     Director
--------------------
Marcia D. Alazraki

*/MARGARET G. DYER`                      Director
----------------------
Margaret G. Dyer

*/ MARLA G. FRIEDMAN                     Director and Vice President
----------------------
Marla G. Friedman

*/VINCENT A. FUSCO                       Director and Chief Operations Officer
----------------------
Vincent A. Fusco

*/ CLEVELAND JOHNSON, JR.                Director
-------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                         Director
----------------------
John C. Lounds

*/J. KEVIN McCARTHY                      Director
----------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                     Director
----------------------
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                     Director
----------------------
 John R. Raben, Jr.

*/SALLY A. SLACKE                        Director
----------------------
 Sally A. Slacke

*/STEVE SHEBIK                           Director (Principal Financial Officer)
--------------
Steve Shebik

*/SAMUEL H. PILCH                        Controller (Principal Accounting
------------------                       Officer)
Samuel H. Pilch

*/PATRICIA W. WILSON                     Director and Assistant Vice President
----------------------
Patricia W. Wilson



*/ By Michael J. Velotta, pursuant to Power of Attorney.

                                  EXHIBIT LIST


The following exhibits are filed herewith:
------------------------------------------


EXHIBIT NO.                DESCRIPTION


  (4)(c)                   Form of Longevity Reward Rider